Major Customers and Suppliers - Schedule of Revenue by Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	14.00%	6.00%	9.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	10.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	7.00%	15.00%	17.00%
Supplier Concentration Risk [Member] | Cost of revenue [Member] | Suplier A [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	41.00%	61.00%	52.00%
Supplier Concentration Risk [Member] | Cost of revenue [Member] | Suplier B [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	26.00%	9.00%
Supplier Concentration Risk [Member] | Cost of revenue [Member] | Suplier C [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	14.00%	13.00%	32.00%